Net Loss Attributable to WISeKey International Holding Ltd and Transfers to/from Noncontrolling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Change from net loss attributable to WISeKey International Holding Ltd’s shareholders and transfers (to) from noncontrolling interest	$ (13,446)	$ (15,360)	$ (27,475)
WISeKey International Holding
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net loss attributable to WISeKey International Holding Ltd	(23,216)	(15,213)	(27,475)
Increase / (decrease) in APIC for the sale of 84,592,712, 9,445,607 and nil Ordinary Shares of SEALSQ Corp	9,812	(147)
Decrease in APIC for the sale of 14,286; nil and nil Shares of WISe.ART AG	(42)
Net transfers (to) from noncontrolling interest	9,770	(147)
Change from net loss attributable to WISeKey International Holding Ltd’s shareholders and transfers (to) from noncontrolling interest	$ (13,446)	$ (15,360)	$ (27,475)